Condensed Consolidated Statement of Financial Position - USD ($) $ in Thousands	Mar. 31, 2026	Sep. 30, 2025
Non-current assets
Property, plant and equipment	$ 261	$ 125
Right of use asset	1,771	595
Intangible assets	2,042	2,112
Total non-current assets	4,074	2,832
Current assets
Trade and other receivables	3,302	3,041
Cash and cash equivalents	28,860	36,978
Total current assets	32,162	40,019
Total assets	36,236	42,851
Current liabilities
Trade and other payables	5,559	7,635
Lease liabilities	1,032	265
Provisions		7,000
Total current liabilities	6,591	14,900
Non-current liabilities
Lease liabilities	1,140	454
Warrants liability		261
Total non-current liabilities	1,140	715
Total liabilities	7,731	15,615
Net assets	28,505	27,236
EQUITY
Share capital	41	38
Share premium	237,966	206,467
Other reserves	166,804	166,804
Foreign currency translation reserve	(7,560)	(10,478)
Share-based payment reserve	38,114	38,233
Retained earnings	(406,860)	(373,828)
Total Equity	$ 28,505	$ 27,236